Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 2,311	$ 2,625	$ 2,490
Additions based on tax positions related to the current year	445	212
Additions for tax positions of prior years	233	624	135
Reductions in prior year tax positions due to net operating loss expirations		(942)
Reductions in prior year tax positions due to completion of audit	(153)	(129)
Other reductions in prior year tax positions	(36)	(79)
Balance at December 31	$ 2,800	$ 2,311	$ 2,625